Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenues	$ 272,145,821	$ 441,505,231	$ 177,883,105
PRC
Disaggregation of Revenue [Line Items]
Net revenues	232,300,929	413,141,394	121,105,976
United States
Disaggregation of Revenue [Line Items]
Net revenues	30,023,116	22,192,632	53,469,745
Others
Disaggregation of Revenue [Line Items]
Net revenues	9,821,776	6,171,205	3,307,384
Advertising revenue
Disaggregation of Revenue [Line Items]
Net revenues	267,266,716	438,384,470	175,040,033
Other revenue
Disaggregation of Revenue [Line Items]
Net revenues	$ 4,879,105	$ 3,120,761	$ 2,843,072